UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Real Asset Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Chemicals—11.9%
98,500	Agrium, Inc.	$3,296,795
110,400	Air Products & Chemicals, Inc.	5,553,120
132,100	Celanese Corp., Series A	1,406,865
231,025	Dow Chemical Co. (The)	2,677,580
548,479	E.I. du Pont de Nemours & Co.	12,593,078
23,900	Mosaic Co. (The)	852,513
229,000	Olin Corp.	3,217,450
82,000	Potash Corp. of Saskatchewan	6,138,520
183,100	Praxair, Inc.	11,399,806
108,600	Rohm & Haas Co.	5,993,634

		53,129,361

	Coal—4.5%
165,300	Arch Coal, Inc.	2,510,907
270,079	Consol Energy, Inc.	7,362,353
325,500	Massey Energy Co. (a)	4,941,090
31,560	Patriot Coal Corp. (b)	161,903
207,400	Peabody Energy Corp. (a)	5,185,000

		20,161,253

	Forest Products & Paper—5.9%
556,000	International Paper Co.	5,070,720
610,000	MeadWestvaco Corp.	7,100,400
19,005	Mondi Ltd.	59,877
322,512	Mondi Plc	850,258
434,183	Temple-Inland, Inc.	2,461,818
471,200	Votorantim Celulose e Papel S.A. (ADR) (b)	2,732,960
286,100	Weyerhauser Co.	7,821,974

		26,098,007

	Iron & Steel—1.0%
50,800	Allegheny Technologies, Inc.	1,122,172
51,366	Carpenter Technology Corp.	847,539
40,000	Cliffs Natural Resources, Inc.	926,800
49,500	United States Steel Corp.	1,486,485

		4,382,996

	Machinery—2.9%
313,625	Caterpillar, Inc.	9,675,331
95,966	Deere & Co.	3,333,859

		13,009,190

	Metal—0.4%
2,413,600	Jiangxi Copper Co. Ltd.	1,645,233

	Mining—29.2%
278,750	African Rainbow Minerals Ltd.	3,232,188
145,400	Agnico-Eagle Mines Ltd.	7,712,016
1,000,000	Alamos Gold, Inc. (b)	6,426,096
331,550	Alcoa, Inc.	2,582,774
1,951,400	Alumina Ltd.	1,370,654
127,945	Anglo American Plc	2,301,534
45,700	Anglo Platinum Ltd.	1,871,139
107,100	Barrick Gold Corp.	4,015,179
936,700	BHP Billiton Plc	15,657,217
270,300	Cia de Minas Buenaventura S.A. (ADR)	5,092,452
980,000	Cia Vale do Rio Doce (ADR)	13,827,800
20,250	Eramet	3,197,082
200,000	First Quantum Minerals Ltd.	3,557,187
96,800	Freeport-McMoRan Copper & Gold, Inc.	2,433,552
500,000	Fresnillo Plc	2,553,445
202,750	Goldcorp, Inc.	5,995,317
197,750	Harry Winston Diamond Corp.	786,968
1,990,286	Iluka Resources Ltd. (b)	5,275,426
560,200	Impala Platinum Holdings Ltd.	6,411,888
513,569	Industrias Penoles SA de CV	4,611,194
251,400	Kazakhmys Plc	801,852
1,341,650	Lihir Gold Ltd. (b)	2,662,228
1,856,150	Minara Resources Ltd.	423,096
1,504,804	Minsur S.A.	1,702,481
17,866	MMC Norilsk Nickel	758,236
26,623	MMC Norilsk Nickel (ADR)	109,811
73,900	Newmont Mining Corp.	2,939,742
7,827,357	OZ Minerals Ltd. (c)	820,629
362,036	Rio Tinto Plc	7,780,073

Shares	Common Stocks	Value

	Mining— (cont’d)
102,900	Southern Copper Corp.	$1,434,426
804,450	Straits Resources Ltd.	522,188
390,300	Teck Cominco Ltd., Class B	1,508,683
432,700	Vedanta Resources Plc	3,419,251
419,332	Xstrata Plc	3,425,954
5,755,750	Zijin Mining Group Co. Ltd.	3,026,097

		130,245,855

	Oil & Gas—29.1%
90,700	Apache Corp.	6,802,500
375,000	BG Group Plc	5,141,476
217,100	Bill Barrett Corp. (b)	4,800,081
87,200	Canadian Natural Resources Ltd.	3,099,960
242,800	Crescent Point Energy Trust	4,787,689
289,100	Denbury Resources, Inc. (b)	3,538,584
83,600	Devon Energy Corp.	5,149,760
101,550	EnCana Corp.	4,502,727
68,900	ENSCO Intlernational, Inc.	1,885,104
133,700	EOG Resources, Inc.	9,060,849
102,100	Forest Oil Corp. (b)	1,531,500
380,000	Galleon Energy, Inc. (b)	997,839
579,700	Gasco Energy, Inc. (b)	243,474
273,900	Helmerich & Payne, Inc.	6,151,794
550,000	Heritage Oil Ltd. (b)	1,617,912
124,900	Hess Corp.	6,945,689
57,800	Murphy Oil Corp.	2,553,604
173,900	Nexen, Inc.	2,532,807
87,500	Noble Corp.	2,375,625
82,900	Noble Energy, Inc.	4,056,297
109,600	Occidental Petroleum Corp.	5,978,680
4,200	OGX Petroleo e Gas Participacoes S.A. (b)	995,690
15,600	PetroChina Co. Ltd. (ADR)	1,150,812
175,600	Petroleo Brasileiro S.A. (ADR)	4,600,720
119,300	Plains Exploration & Production Co. (b)	2,519,616
101,300	Pride International, Inc. (b)	1,632,956
185,500	Range Resources Corp.	6,648,320
144,600	Rex Energy Corp. (b)	345,594
178,300	Southwestern Energy Co. (b)	5,643,195
116,836	StatoilHydro ASA	2,013,029
91,300	StatoilHydro ASA (ADR)	1,573,099
77,600	Suncor Energy, Inc.	1,493,800
82,700	Transocean Ltd. (b)	4,517,074
136,400	TriStar Oil & Gas Ltd. (b)	1,201,321
138,200	Unit Corp. (b)	3,446,708
77,500	Whiting Petroleum Corp. (b)	2,247,500
152,625	XTO Energy, Inc.	5,660,861

		129,444,246

	Oil & Gas Services—6.7%
107,200	Cameron International Corp. (b)	2,482,752
85,200	Core Laboratories N.V.	5,724,588
146,378	FMC Technologies, Inc. (b)	4,331,325
115,800	Halliburton Co.	1,997,550
52,500	Oceaneering International, Inc. (b)	1,809,150
473,500	Petrofac Ltd.	2,850,120
136,300	Schlumberger Ltd. (a)	5,562,403
67,300	Smith International, Inc.	1,527,710
332,400	Weatherford International Ltd. (b)	3,666,372

		29,951,970

	Pipelines—1.9%
105,200	Equitable Resources, Inc.	3,600,996
142,600	Questar Corp.	4,845,548

		8,446,544

	Savings & Loan—0.0%
37,400	Guaranty Financial Group, Inc. (b)(d)	58,344

	Total Long-Term Investments (Cost—$758,623,084)—93.5%	416,572,999

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares/Beneficial Interest	Short-Term Securities	Value

	Money Market Funds—5.8%
25,700,599	BlackRock Liquidity Funds, TempFund, 1.25%(e)(f)	$25,700,599
30,000	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(e)(f)(g)	30,000

	Total Short-Term Securities (Cost—$25,730,599)—5.8%	25,730,599

	Total Investments Before Outstanding Options Written (Cost—$784,353,683*)—99.3%	442,303,598

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.5)%
(100)	Agnico-Eagle Mines Ltd., strike price $45, expires 02/23/09	(91,500)
(175)	Agnico-Eagle Mines Ltd., strike price $55, expires 02/23/09	(53,375)
(200)	Agnico-Eagle Mines Ltd., strike price $55, expires 03/23/09	(98,000)
(330)	Agrium, Inc., strike price $40, expires 02/23/09	(14,850)
(150)	Air Products & Chemicals, Inc., strike price $55, expires 02/23/09	(8,250)
(215)	Air Products & Chemicals, Inc., strike price $60, expires 03/23/09	(10,750)
(300)	Alcoa, Inc., strike price $15, expires 04/20/09	(1,500)
(50)	Allegheny Technologies, Inc., strike price $35, expires 02/23/09	(250)
(100)	Apache Corp., strike price $85, expires 03/23/09	(25,250)
(100)	Apache Corp., strike price $90, expires 04/20/09	(25,750)
(100)	Apache Corp., strike price $95, expires 02/23/09	(750)
(250)	Arch Coal, Inc., strike price $25, expires 04/20/09	(4,375)
(100)	Barrick Gold Corp., strike price $35, expires 02/23/09	(39,000)
(250)	Barrick Gold Corp., strike price $40, expires 03/23/09	(67,500)
(10)	BG Group Plc, strike price 11 GBP, expires 03/20/09	(3,804)
(250)	Bill Barrett Corp., strike price $25, expires 02/23/09	(11,875)
(250)	Bill Barrett Corp., strike price $25, expires 03/23/09	(32,500)
(250)	Bill Barrett Corp., strike price $30, expires 03/23/09	(8,125)
(150)	Cameron International Corp., strike price $25, expires 03/23/09	(25,125)
(300)	Canadian Natural Resources Ltd., strike price $40, expires 02/23/09	(24,000)
(50)	Carpenter Technology Corp., strike price $25, expires 02/23/09	(250)
(100)	Carpenter Technology Corp., strike price $25, expires 03/23/09	(1,000)
(100)	Caterpillar, Inc., strike price $43, expires 03/23/09	(700)
(550)	Caterpillar, Inc., strike price $45, expires 02/23/09	(1,100)
(200)	Caterpillar, Inc., strike price $50, expires 02/23/09	(400)
(200)	Celanese Corp., Series A, strike price $15, expires 02/23/09	(1,500)
(250)	Celanese Corp., Series A, strike price $17.50, expires 03/23/09	(2,500)
(350)	Cia de Minas Buenaventura SA (ADR), strike price $17.50, expires 02/23/09	(74,375)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(540)	Cia de Minas Buenaventura SA (ADR), strike price $20, expires 03/23/09	$(87,750)
(500)	Cia Vale do Rio Doce (ADR), strike price $15, expires 02/23/09	(34,500)
(500)	Cia Vale do Rio Doce (ADR), strike price $15, expires 03/23/09	(61,000)
(500)	Cia Vale do Rio Doce (ADR), strike price $16, expires 02/23/09	(20,500)
(500)	Cia Vale do Rio Doce (ADR), strike price $16, expires 03/23/09	(43,500)
(500)	Cia Vale do Rio Doce (ADR), strike price $17, expires 03/23/09	(30,000)
(800)	Cia Vale do Rio Doce (ADR), strike price $18, expires 06/22/09	(97,600)
(40)	Cliff Natural Resources, Inc., strike price $30, expires 04/20/09	(6,900)
(100)	Cliff Natural Resources, Inc., strike price $40, expires 02/23/09	(500)
(250)	Consol Energy, Inc., strike price $35, expires 03/23/09	(25,000)
(250)	Consol Energy, Inc., strike price $40, expires 04/20/09	(21,250)
(214)	Consol Energy, Inc., strike price $45, expires 04/20/09	(8,560)
(139)	Core Laboratories NV, strike price $85, expires 03/23/09	(15,985)
(100)	Deere & Co., strike price $40, expires 03/23/09	(14,000)
(100)	Deere & Co., strike price $45, expires 02/23/09	(1,750)
(100)	Deere & Co., strike price $45, expires 03/23/09	(5,000)
(100)	Devon Energy Corp., strike price $70, expires 03/23/09	(20,250)
(100)	Devon Energy Corp., strike price $80, expires 04/20/09	(10,250)
(100)	Devon Energy Corp., strike price $90, expires 04/20/09	(2,500)
(250)	E.I. du Pont de Nemours & Co., strike price $25, expires 03/23/09	(17,500)
(250)	E.I. du Pont de Nemours & Co., strike price $30, expires 04/20/09	(4,375)
(250)	E.I. du Pont de Nemours & Co., strike price $32.50, expires 04/20/09	(1,875)
(300)	EnCana Corp., strike price $50, expires 02/23/09	(21,000)
(50)	EnCana Corp., strike price $55, expires 02/23/09	(750)
(200)	EOG Resources, Inc., strike price $80, expires 02/23/09	(9,500)
(250)	EOG Resources, Inc., strike price $80, expires 03/23/09	(40,625)
(100)	Equitable Resources, Inc., strike price $40, expires 03/23/09	(6,250)
(285)	FMC Technologies, Inc., strike price $25, expires 02/23/09	(143,925)
(100)	Freeport McMoRan Copper & Gold, Inc., strike price $35, expires 03/23/09	(4,550)
(100)	Freeport McMoRan Copper & Gold, Inc., strike price $40, expires 05/18/09	(7,900)
(335)	Goldcorp, Inc., strike price $30, expires 02/23/09	(60,300)
(335)	Goldcorp, Inc., strike price $32.50, expires 02/23/09	(30,150)
(600)	Helmerich & Payne, Inc., strike price $25, expires 02/23/09	(36,000)
(600)	Helmerich & Payne, Inc., strike price $30, expires 03/23/09	(18,000)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(100)	Hess Corp., strike price $60, expires 02/23/09	$(18,500)
(100)	Hess Corp., strike price $65, expires 02/23/09	(6,500)
(200)	Hess Corp., strike price $65, expires 03/23/09	(42,500)
(250)	International Paper Co., strike price $15, expires 04/20/09	(1,875)
(625)	Massey Energy Co., strike price $25, expires 04/20/09	(21,875)
(1,000)	MeadWestvaco Corp., strike price $12.50, expires 03/23/09	(62,500)
(80)	Mosaic Co. (The), strike price $45, expires 03/23/09	(6,400)
(100)	Murphy Oil Corp., strike price $50, expires 02/23/09	(5,000)
(90)	Murphy Oil Corp., strike price $55, expires 03/23/09	(5,175)
(100)	Newmont Mining Corp., strike price $45, expires 03/23/09	(18,150)
(250)	Nexen, Inc., strike price 25 CAD, expires 02/23/09	(3,058)
(88)	Noble Corp., strike price $32.50, expires 03/23/09	(7,040)
(175)	Noble Energy, Inc., strike price $55, expires 03/23/09	(38,500)
(100)	Noble Energy, Inc., strike price $60, expires 02/23/09	(2,750)
(350)	Occidental Petroleum Corp., strike price $60, expires 02/23/09	(27,125)
(100)	Occidental Petroleum Corp., strike price $65, expires 03/23/09	(8,250)
(100)	Occidental Petroleum Corp., strike price $70, expires 02/23/09	(500)
(150)	Oceaneering International, Inc., strike price $35, expires 04/20/09	(62,250)
(250)	Olin Corp., strike price $17.50, expires 03/23/09	(6,250)
(250)	Olin Corp., strike price $20, expires 02/23/09	(1,250)
(250)	Olin Corp., strike price $20, expires 05/18/09	(7,500)
(200)	Peabody Energy Corp., strike price $30, expires 03/23/09	(23,000)
(200)	Peabody Energy Corp., strike price $35, expires 03/23/09	(7,500)
(100)	Peabody Energy Corp., strike price $40, expires 06/22/09	(10,500)
(250)	Plains Exploration & Production Co., strike price $30, expires 05/18/09	(20,625)
(101)	Potash Corp. of Saskatchewan, strike price $100, expires 02/23/09	(1,010)
(100)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(35,500)
(50)	Potash Corp. of Saskatchewan, strike price $90, expires 03/23/09	(11,375)
(300)	Praxair, Inc., strike price $70, expires 02/23/09	(6,750)
(200)	Praxair, Inc., strike price $70, expires 04/20/09	(41,000)
(100)	Praxair, Inc., strike price $75, expires 04/20/09	(9,250)
(100)	Pride International, Inc., strike price $20, expires 02/23/09	(1,500)
(135)	Pride International, Inc., strike price $20, expires 03/23/09	(7,425)
(125)	Range Resources Corp., strike price $42.50, expires 02/23/09	(2,500)
(100)	Range Resources Corp., strike price $42.50, expires 03/23/09	(11,250)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(300)	Range Resources Corp., strike price $50, expires 03/23/09	$(4,500)
(500)	Rohm & Haas Co., strike price $75, expires 02/23/09	(3,750)
(586)	Rohm & Haas Co., strike price $75, expires 03/23/09	(16,115)
(200)	Schlumberger Ltd., strike price $45, expires 03/23/09	(37,000)
(150)	Southern Copper Corp., strike price $20, expires 03/23/09	(1,875)
(283)	Southwestern Energy Co., strike price $35, expires 03/23/09	(58,015)
(50)	Southwestern Energy Co., strike price $40, expires 02/23/09	(625)
(200)	Southwestern Energy Co., strike price $40, expires 03/23/09	(14,000)
(550)	StatoilHydro ASA (ADR), strike price $20, expires 04/20/09	(49,500)
(100)	Suncor Energy, Inc., strike price $25, expires 03/23/09	(4,500)
(150)	Suncor Energy, Inc., strike price $30, expires 03/23/09	(1,500)
(500)	Teck Cominco Ltd., Class B, strike price 9 CAD, expires 02/23/09	(4,485)
(500)	Temple-Inland, Inc., strike price $7.50, expires 03/23/09	(10,000)
(180)	United States Steel Corp., strike price $50, expires 04/20/09	(8,100)
(100)	Weatherford International Ltd., strike price $15, expires 05/18/09	(7,500)
(250)	Weyerhauser Co., strike price $35, expires 03/23/09	(8,750)
(500)	Weyerhauser Co., strike price $35, expires 04/20/09	(35,000)
(100)	Whiting Petroleum Corp., strike price $45, expires 03/23/09	(3,500)
(150)	Whiting Petroleum Corp., strike price $55, expires 03/23/09	(3,750)
(150)	XTO Energy, Inc., strike price $40, expires 02/23/09	(13,876)
(250)	XTO Energy, Inc., strike price $40, expires 03/23/09	(48,750)
(100)	XTO Energy, Inc., strike price $45, expires 05/18/09	(17,250)

	Total Exchange-Traded Call Options Written	(2,432,323)

	Exchange-Traded Put Options Written—(0.1)%
(200)	Bill Barrett Corp., strike price $17.50, expires 02/23/09	(4,500)
(250)	Bill Barrett Corp., strike price $20, expires 03/23/09	(40,625)
(100)	Denbury Resources, Inc., strike price $10, expires 02/23/09	(3,500)
(100)	Denbury Resources, Inc., strike price $10, expires 03/23/09	(7,500)
(25)	Devon Energy Corp., strike price $50, expires 03/23/09	(4,062)
(100)	Devon Energy Corp., strike price $60, expires 02/23/09	(29,000)
(150)	EnCana Corp., strike price $40, expires 02/23/09	(17,250)
(100)	FMC Technologies, Inc., strike price $22.50, expires 02/23/09	(2,250)
(100)	Forest Oil Corp., strike price $15, expires 02/23/09	(13,250)
(100)	Murphy Oil Corp., strike price $40, expires 02/23/09	(10,500)
(50)	Noble Energy, Inc., strike price $40, expires 03/23/09	(8,125)
(100)	Occidental Petroleum Corp., strike price $50, expires 02/23/09	(13,000)

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Put Options Written— (cont’d)
(100)	Occidental Petroleum Corp., strike price $50, expires 03/23/09	$(28,000)
(150)	Oceaneering International, Inc., strike price $25, expires 04/20/09	(17,625)
(100)	Plains Exploration & Production Co., strike price $17.50, expires 02/23/09	(4,000)
(100)	Plains Exploration & Production Co., strike price $20, expires 02/23/09	(10,500)
(200)	Schlumberger Ltd., strike price $35, expires 03/23/09	(31,000)
(100)	Smith International, Inc., strike price $20, expires 03/23/09	(14,000)
(100)	Transocean Ltd., strike price $50, expires 02/23/09	(15,000)
(200)	Unit Corp., strike price $22.50, expires 02/23/09	(14,500)
(100)	Weatherford International Ltd., strike price $7.50, expires 02/23/09	(750)

	Total Exchange-Traded Put Options Written	(288,937)

	Over the Counter Call Options Written—(0.4)%
(47,000)	African Rainbow Minerals Ltd., strike price 112 ZAR, expires 04/14/09, broker UBS Securities LLC	(109,659)
(47,000)	African Rainbow Minerals Ltd., strike price 99 ZAR, expires 03/26/09, broker UBS Securities LLC	(129,491)
(300)	Alcoa, Inc., strike price $14, expires 02/17/09, broker Jefferies & Co., Inc.	(25)
(21)	Anglo American Plc, strike price 20 GBP, expires 02/20/09, broker UBS Securities LLC	(5)
(20,000)	Arch Coal, Inc., strike price $23.23, expires 02/20/09, broker UBS Securities LLC	(646)
(114,000)	BG Group Plc, strike price 10.52 GBP, expires 02/18/09, broker Morgan Stanley & Co., Inc.	(23,625)
(210,000)	BHP Billiton Plc, strike price 12.23 GBP, expires 03/27/09, broker UBS Securities LLC	(316,680)
(100)	BHP Billiton Plc, strike price 13 GBP, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(48,371)
(150)	Cameron International Corp., strike price $27, expires 03/30/09, broker UBS Securities LLC	(18,233)
(100)	Consol Energy, Inc., strike price $36, expires 03/30/09, broker UBS Securities LLC	(10,379)
(250)	Dow Chemical Co. (The), strike price $16, expires 03/30/09, broker Barclays Capital, Inc.	(9,878)
(350)	First Quantum Minerals Ltd., strike price 26 CAD, expires 03/23/09, broker National Bank Financial Group	(34,964)
(165,000)	Fresnillo Plc, strike price 3.32 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(94,162)
(380)	Halliburton Co., strike price $22.50, expires 02/25/09, broker Jefferies & Co., Inc.	(1,881)
(181,500)	Heritage Oil Ltd., strike price 2.05 GBP, expires 03/31/09, broker Goldman Sachs & Co.	(70,401)
(20,000)	Hess Corp., strike price $60, expires 03/20/09, broker Citigroup Global Markets	(75,416)
(660,000)	Iluka Resources Ltd., strike price 4.73 AUD, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(84,291)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(90,000)	Impala Platinum Holdings Ltd., strike price 143.96 ZAR, expires 03/31/09, broker Goldman Sachs & Co.	$(87,376)
(95,000)	Impala Platinum Holdings Ltd., strike price 159.55 ZAR, expires 03/12/09, broker Morgan Stanley & Co., Inc.	(40,132)
(170,000)	Industrias Penoles SAB de CV, strike price 176 MXN, expires 03/04/09, broker Deutsche Bank Securities	(8,958)
(585)	International Paper Co., strike price $12.75, expires 03/30/09, broker UBS Securities LLC	(6,991)
(100,000)	International Paper Co., strike price $13.35, expires 02/20/09, broker UBS Securities LLC	(354)
(423,000)	Jiangxi Copper Co. Ltd., strike price 7.25 HKD, expires 02/25/09, broker Credit Suisse First Boston	(5,208)
(374,000)	Jiangxi Copper Co. Ltd., strike price 8.01 HKD, expires 03/10/09, broker Deutsche Bank Securities	(4,881)
(42,000)	Kazakhmys Plc, strike price 2.71 GBP, expires 04/14/09, broker UBS Securities LLC	(13,120)
(443,000)	Lihir Gold Ltd., strike price 3 AUD, expires 02/25/09, broker Citigroup Global Markets	(74,676)
(110,000)	Mondi Plc, strike price 2.09 GBP, expires 03/31/09, broker UBS Securities LLC	(17,015)
(15,200)	Newmont Mining Corp., strike price $40, expires 02/06/09, broker UBS Securities LLC	(19,983)
(200)	Peabody Energy Corp., strike price $31, expires 03/31/09, broker Barclays Capital, Inc.	(22,154)
(81,300)	Petrofac Ltd., strike price 3.42 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(89,544)
(75,000)	Petrofac Ltd., strike price 4.32 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(53,931)
(28,000)	Petroleo Brasileiro SA (ADR), strike price $25.50, expires 02/20/09, broker UBS Securities LLC	(56,745)
(30,000)	Petroleo Brasileiro SA (ADR), strike price $28.50, expires 03/20/09, broker UBS Securities LLC	(49,860)
(143)	Plains Exploration & Production Co., strike price $30, expires 02/09/09, broker Jefferies & Co., Inc.	(4)
(100)	Potash Corp. of Saskatchewan, strike price $92, expires 03/11/09, broker Jefferies & Co., Inc.	(15,597)
(500)	Questar Corp., strike price $40, expires 02/09/09, broker UBS Securities LLC	(1,800)
(100)	Range Resources Corp., strike price $42, expires 03/27/09, broker Jefferies & Co., Inc.	(13,331)
(60,000)	Rio Tinto Plc, strike price 18.36 GBP, expires 04/14/09, broker UBS Securities LLC	(85,522)
(60,000)	Rio Tinto Plc, strike price 19.03 GBP, expires 03/03/09, broker Citigroup Global Markets	(33,661)
(79,000)	Vedanta Resources Plc, strike price 6.71 GBP, expires 04/14/09, broker Goldman Sachs & Co.	(64,830)

JANUARY 31, 2009	4

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(65,300)	Vedanta Resources Plc, strike price 8.58 GBP, expires 02/10/09, broker UBS Securities LLC	$(1,476)
(40,000)	Votorantim Celulose e Papel SA (ADR), strike price $9.59, expires 02/17/09, broker UBS Securities LLC	(1,132)
(71,600)	Xstrata Plc, strike price 8.56 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(695)
(1,900,000)	Zijin Mining Group Co. Ltd., strike price 4.83 HKD, expires 02/25/09, broker JPMorgan Chase Securities	(45,927)

	Total Over the Counter Call Options Written	(1,843,010)

	Total Options Written (Premiums Received $7,559,334)—(1.0)%	(4,564,270)

	Total Investments Net of Outstanding Options Written— 98.3%	437,739,328
	Other Assets in Excess of Liabilities—1.7%	7,757,033

	Net Assets—100.0%	$445,496,361

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$786,019,896

Gross unrealized appreciation	$8,379,789
Gross unrealized depreciation	(352,096,087)

Net unrealized depreciation	$(343,716,298)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security is valued in accordance with the Trust’s fair valuation policy.

(d)	Security, or a portion of security, is on loan.

(e)	Represents current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	25,700,599	$20,712
BlackRock Liquidity Series, LLC, Money Market Series	(1,582,600)	$4,005

(g)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	40,314	CAD	49,000	2/02/09	$354
USD	94,387	GBP	66,000	2/02/09	(1,260)
USD	705	MXN	10,000	2/03/09	9
USD	103,226	ZAR	1,031,000	2/03/09	2,302

Total					$1,405

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$362,475,704	$—	$(2,721,260)
Level 2	79,007,265	2,665	(1,844,270)
Level 3	820,629	—	—

Total	$442,303,598	$2,665	$(4,565,530)

**	Other financial instruments are options and forward foreign exchange contracts.

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Assets

Balance, as of October 31, 2008	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	820,629

Balance, as of January 31, 2008	$820,629

5	JANUARY 31, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By: /s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 25, 2009